Severance, acquisition and other costs (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Disclosure of severance, acquisition and other costs

FOR THE YEAR ENDED DECEMBER 31	2021	2020
Severance	(171)	(35)
Acquisition and other	(38)	(81)
Total severance, acquisition and other costs	(209)	(116)